                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  12/31/03
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                    02/12/04
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   268,424,084
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 12/31/03

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             Column 1                  Column 2    Column 3 Column 4            Column 5            Column 6        Column 8
----------------------------------------------------------------------------------------------------------------------------------
              Name of               Title of class   CUSIP    Value    Shrs or  SH/PRN   Put/Call  Investment   Voting authority
                                                                                                               -------------------
              Issuer                                        (x $1000)  prn amt                     discretion   Sole  Shared  None
----------------------------------------------------------------------------------------------------------------------------------

SPDR Trust Series 1                  COMMON STOCK  78462F103 $26,697   239,910                     SOLE      239,910
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DIAMONDS Trust Series I              COMMON STOCK  252787106 $11,843   113,250                     SOLE      113,250
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Citigroup Inc                        COMMON STOCK  172967101 $ 8,241   169,785                     SOLE      169,785
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Wal-Mart Stores Inc                  COMMON STOCK  931142103 $ 7,437   140,190                     SOLE      140,190
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Microsoft Corp                       COMMON STOCK  594918104 $ 6,867   250,890                     SOLE      250,890
----------------------------------------------------------------------------------------------------------------------------------
Dell Inc                             COMMON STOCK  24702R101 $ 6,840   201,300                     SOLE      201,300
----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp COMMON STOCK  459200101 $ 6,673    72,002                     SOLE       72,002
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Pfizer Inc                           COMMON STOCK  717081103 $ 6,569   185,922                     SOLE      185,922
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                     COMMON STOCK  30231G102 $ 6,373   155,442                     SOLE      155,442
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                           COMMON STOCK  458140100 $ 5,833   182,000                     SOLE      182,000
----------------------------------------------------------------------------------------------------------------------------------
General Electric Co                  COMMON STOCK  369604103 $ 5,534   178,636                     SOLE      178,636
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc              COMMON STOCK  38141G104 $ 4,828    48,900                     SOLE       48,900
----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                 COMMON STOCK  060505104 $ 4,708    58,539                     SOLE       58,539
----------------------------------------------------------------------------------------------------------------------------------
3M Co                                COMMON STOCK  88579Y101 $ 4,536    53,350                     SOLE       53,350
----------------------------------------------------------------------------------------------------------------------------------
American Express Co                  COMMON STOCK  025816109 $ 4,448    92,225                     SOLE       92,225
----------------------------------------------------------------------------------------------------------------------------------
American International Group Inc     COMMON STOCK  026874107 $ 4,375    66,014                     SOLE       66,014
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Berkshire Hathaway Inc               COMMON STOCK  084670108 $ 4,128        49                     SOLE           49
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Amgen Inc                            COMMON STOCK  031162100 $ 3,992    64,600                     SOLE       64,600
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Progressive Corp/The                 COMMON STOCK  743315103 $ 3,891    46,550                     SOLE       46,550
----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc                    COMMON STOCK  17275R102 $ 3,682   151,948                     SOLE      151,948
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                    COMMON STOCK  478160104 $ 3,417    66,150                     SOLE       66,150
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Procter & Gamble Co                  COMMON STOCK  742718109 $ 3,144    31,475                     SOLE       31,475
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Coca-Cola Co/The                     COMMON STOCK  191216100 $ 3,042    59,950                     SOLE       59,950
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Altria Group Inc                     COMMON STOCK  02209S103 $ 2,939    54,000                     SOLE       54,000
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eBay Inc                             COMMON STOCK  278642103 $ 2,811    43,500                     SOLE       43,500
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Merrill Lynch & Co Inc               COMMON STOCK  590188108 $ 2,718    46,350                     SOLE       46,350
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Morgan Stanley                       COMMON STOCK  617446448 $ 2,621    45,284                     SOLE       45,284
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iShares Lehman 7-10 Year Treasury
Bond Fund                            COMMON STOCK  464287440 $ 2,355    27,800                     SOLE       27,800
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Yahoo! Inc                           COMMON STOCK  984332106 $ 2,344    52,050                     SOLE       52,050
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United Technologies Corp             COMMON STOCK  913017109 $ 2,109    22,250                     SOLE       22,250
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Amazon.Com Inc                       COMMON STOCK  023135106 $ 2,084    39,600                     SOLE       39,600
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Tyco International Ltd               COMMON STOCK  902124106 $ 2,060    77,750                     SOLE       77,750
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ChevronTexaco Corp                   COMMON STOCK  166764100 $ 2,030    23,500                     SOLE       23,500
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Fannie Mae                           COMMON STOCK  313586109 $ 2,027    27,000                     SOLE       27,000
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Best Buy Co Inc                      COMMON STOCK  086516101 $ 2,024    38,750                     SOLE       38,750
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Texas Instruments Inc                COMMON STOCK  882508104 $ 2,024    68,900                     SOLE       68,900
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Eli Lilly & Co                       COMMON STOCK  532457108 $ 1,924    27,350                     SOLE       27,350
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Consolidated Edison Inc              COMMON STOCK  209115104 $ 1,531    35,600                     SOLE       35,600
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Bear Stearns Cos Inc/The             COMMON STOCK  073902108 $ 1,519    19,000                     SOLE       19,000
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Merck & Co Inc                       COMMON STOCK  589331107 $ 1,335    28,900                     SOLE       28,900
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UST Inc                              COMMON STOCK  902911106 $ 1,249    35,000                     SOLE       35,000
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Verizon Communications Inc           COMMON STOCK  92343V104 $ 1,166    33,250                     SOLE       33,250
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NVR Inc                              COMMON STOCK  62944T105 $ 1,165     2,500                     SOLE        2,500
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Kohl's Corp                          COMMON STOCK  500255104 $ 1,132    25,200                     SOLE       25,200
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Caterpillar Inc                      COMMON STOCK  149123101 $ 1,121    13,500                     SOLE       13,500
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JP Morgan Chase & Co                 COMMON STOCK  46625H100 $ 1,104    30,050                     SOLE       30,050
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Continental Airlines Inc             COMMON STOCK  210795308 $ 1,094    67,250                     SOLE       67,250
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Schlumberger Ltd                     COMMON STOCK  806857108 $ 1,083    19,800                     SOLE       19,800
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Cigna Corp                           COMMON STOCK  125509109 $ 1,052    18,300                     SOLE       18,300
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Dow Chemical Co/The                  COMMON STOCK  260543103 $   998    24,000                     SOLE       24,000
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Lehman Brothers Holdings Inc         COMMON STOCK  524908100 $   996    12,900                     SOLE       12,900
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Nasdaq-100 Index Tracking Stock      COMMON STOCK  631100104 $   992    27,200                     SOLE       27,200
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Abbott Laboratories                  COMMON STOCK  002824100 $   931    19,970                     SOLE       19,970
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Hewlett-Packard Co                   COMMON STOCK  428236103 $   899    39,144                     SOLE       39,144
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Countrywide Financial Corp           COMMON STOCK  222372104 $   873    11,515                     SOLE       11,515
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People's Bank/Bridgeport CT          COMMON STOCK  710198102 $   830    25,500                     SOLE       25,500
----------------------------------------------------------------------------------------------------------------------------------
DR Horton Inc                        COMMON STOCK  23331A109 $   822    28,500                     SOLE       28,500
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McDonald's Corp                      COMMON STOCK  580135101 $   812    32,700                     SOLE       32,700
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FedEx Corp                           COMMON STOCK  31428X106 $   788    11,675                     SOLE       11,675
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Wells Fargo & Co                     COMMON STOCK  949746101 $   766    13,000                     SOLE       13,000
----------------------------------------------------------------------------------------------------------------------------------

            Form 13F Information Table - Birinyi Associates 12/31/03

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      Column 1                  Column 2     Column 3   Column 4            Column 5           Column 6         Column 8
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       Name of                Title of class    CUSIP     Value    Shrs or   SH/PRN   Put/Call Investment   Voting authority
                                                                                                          -------------------
       Issuer                                           (x $1000)  prn amt                     discretion   Sole  Shared None
-----------------------------------------------------------------------------------------------------------------------------
Baxter International Inc      COMMON STOCK   071813109     $725     23,750                        SOLE     23,750
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Cendant Corp                  COMMON STOCK   151313103     $703     31,550                        SOLE     31,550
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Deere & Co                    COMMON STOCK   244199105     $690     10,600                        SOLE     10,600
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Campbell Soup Co              COMMON STOCK   134429109     $667     24,900                        SOLE     24,900
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Autozone Inc                  COMMON STOCK   053332102     $639      7,500                        SOLE      7,500
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Wyeth                         COMMON STOCK   983024100     $637     15,000                        SOLE     15,000
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BP PLC                             ADR       055622104     $636     12,888                        SOLE     12,888
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International Paper Co        COMMON STOCK   460146103     $634     14,700                        SOLE     14,700
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Washington Mutual Inc         COMMON STOCK   939322103     $602     15,000                        SOLE     15,000
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General Motors Corp           COMMON STOCK   370442105     $588     11,009                        SOLE     11,009
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Time Warner Inc               COMMON STOCK   887317105     $530     29,450                        SOLE     29,450
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SBC Communications Inc        COMMON STOCK   78387G103     $525     20,148                        SOLE     20,148
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Home Depot Inc                COMMON STOCK   437076102     $497     14,000                        SOLE     14,000
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Gallaher Group Plc                 ADR       363595109     $489     11,500                        SOLE     11,500
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Washington Post               COMMON STOCK   939640108     $475        600                        SOLE        600
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Gap Inc/The                   COMMON STOCK   364760108     $464     20,000                        SOLE     20,000
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Ford Motor Co                 COMMON STOCK   345370860     $464     29,000                        SOLE     29,000
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Liberty Media Corp            COMMON STOCK   530718105     $464     39,000                        SOLE     39,000
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Bristol-Myers Squibb Co       COMMON STOCK   110122108     $460     16,100                        SOLE     16,100
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Tiffany & Co                  COMMON STOCK   886547108     $452     10,000                        SOLE     10,000
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Intuit Inc                    COMMON STOCK   461202103     $449      8,500                        SOLE      8,500
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Sony Corp                          ADR       835699307     $442     12,750                        SOLE     12,750
-----------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co          COMMON STOCK   194162103     $350      7,000                        SOLE      7,000
-----------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp    COMMON STOCK   381317106     $346      3,350                        SOLE      3,350
-----------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                COMMON STOCK   20825C104     $328      5,000                        SOLE       5000
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Lowe's Cos Inc                COMMON STOCK   548661107     $277      5,000                        SOLE      5,000
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Humana Inc                    COMMON STOCK   444859102     $274     12,000                        SOLE     12,000
-----------------------------------------------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund  COMMON STOCK   464287465     $274      2,000                        SOLE     2,000
-----------------------------------------------------------------------------------------------------------------------------
Target Corp                   COMMON STOCK   87612E106     $250      6,500                        SOLE     6,500
-----------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust              REIT       929042109     $246      4,500                        SOLE     4,500
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Electronic Arts Inc           COMMON STOCK   285512109     $238      5,000                        SOLE     5,000
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Nextel Communications Inc     COMMON STOCK   65332V103     $219      7,800                        SOLE     7,800
-----------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc        COMMON STOCK   084670207     $208       74                          SOLE       74
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Guidant Corp                  COMMON STOCK   401698105     $202      3,361                        SOLE     3,361
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Immunomedics Inc              COMMON STOCK   452907108     $123     27,000                        SOLE     27,000
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VelocityHSI Inc               COMMON STOCK   92257K102      $0      24,300                        SOLE     24,300
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Nokia OYJ                         ADR        654902204     $172     10,100                        SOLE     10,100
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Neomedia Technologies Inc     COMMON STOCK   640505103      $1      10,000                        SOLE     10,000
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CPN Government of Canada
  12/1/24                         Bond       13508ZB35     $400     400,000                       SOLE    400,000
-----------------------------------------------------------------------------------------------------------------------------
US Government Strips -
  Interest 8/15/21                Bond       912833LE8     $162     162,000                       SOLE    162,000
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US Treasury Bill 1/15/04          Bill       912795PF2     $785     785,000                       SOLE    785,000
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Procter & Gamble 4% 4/30/05       Bond       014434143     $250     250,000                       SOLE    250,000
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